CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Aug. 04, 2013	Jul. 29, 2012	Feb. 03, 2013	Jan. 29, 2012	Jan. 30, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (203)	$ (416)	$ (1,179)	$ (543)	$ (619)
Reconciliation of net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	122	170	342	350	369
Provision for uncollectibles	2	3	4	13	12
Non-cash interest expense	16	51	123	183	259
Payment of PIK interest & discounts upon extinguishment of debt	(364)		(502)
Loss on extinguishment & modification of debt	87	220
Stock-based compensation expense	8	10	16	20	17
Deferred income taxes	45	26	(2)	76	20
Gain on sale of a business		(9)	(12)	(9)
Changes in assets and liabilities:
(Increase) decrease in receivables	(221)	(200)	(102)	(170)	(61)
(Increase) decrease in inventories	(125)	(200)	(177)	(149)	2
(Increase) decrease in other current assets	(2)	(2)	(11)	(3)	231
(Increase) decrease in other assets		2	1		1
Increase (decrease) in accounts payable and accrued liabilities	52	17	(46)	58	312
Increase (decrease) in other long-term liabilities	6	4	4	3	9
Net cash provided by (used in) operating activities	(577)	(324)	(681)	(165)	551
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	(64)	(52)	(115)	(115)	(49)
Proceeds from sales of property and equipment	5	2	17	4	4
Proceeds from sale of investments	936		985	21
Proceeds from sale of a business		464	481	128
(Payment) settlement for acquisition of a business, net of cash acquired	2	(196)	(248)	(21)
Other investing activities		(3)	1
Net cash provided by (used in) investing activities	879	215	(800)	(6)	(45)
CASH FLOWS FROM FINANCING ACTIVITIES:
Equity contribution from parent	1,038
Borrowings of long-term debt	79	2,817	6,365
Repayments of long-term debt	(1,619)	(3,288)	(5,024)	(10)	(40)
Borrowings on long-term revolver debt	520	1,004	1,301	1,053	178
Repayments on long-term revolver debt	(320)	(372)	(1,001)	(1,053)	(860)
Debt issuance and modification fees	(34)	(73)	(132)		(34)
Other financing activities	3		2
Net cash provided by (used in) financing activities	(333)	88	1,511	(10)	(755)
Effect of exchange rates on cash and cash equivalents	(1)				2
Increase (decrease) in cash and cash equivalents	(32)	(21)	30	(181)	(247)
Cash and cash equivalents at beginning of period	141	111	111	292	539
Cash and cash equivalents at end of period	$ 109	$ 90	$ 141	$ 111	$ 292